Related Party Transactions - Schedule of Other Payables - Related Party (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Wei Zhang [Member]
Schedule of Other Payables - Related Party [Line Items]
Relationship	Chairman of the Board and Director of the Company
Nature	Interest-free loan, due on demand
Other payables & related party	$ 198,110	$ 198,110
Hui Xu [Member]
Schedule of Other Payables - Related Party [Line Items]
Relationship	General Manager of CACM
Nature	Interest-free loan, due on demand
Other payables & related party	$ 560,000	560,000
Louis Luo [Member]
Schedule of Other Payables - Related Party [Line Items]
Relationship	Director and Chief Executive Officer of the Company
Nature	Interest-free loan, due on demand
Other payables & related party	$ 3,060	3,087
Related Party [Member]
Schedule of Other Payables - Related Party [Line Items]
Other payables & related party	$ 761,170	$ 761,197